Income taxes (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liability
Net deferred tax liabilities	$ (9,251,000)	$ (10,177,000)	$ (11,105,000)
Successor [Member]
Deferred tax assets
Federal state and local net operating loss carryforwards		0	337,000
Property and equipment		34,000	0
Stock based compensation		1,439,000	149,000
Accrued compensation and other accrued expenses		91,000	19,000
Allowance for doubtful accounts		10,000	0
Royalty advances		222,000	0
Total deferred tax assets		1,796,000	505,000
Deferred tax liability
Property and equipment		0	(15,000)
Basis difference arising from discounted note payable		(602,000)	(644,000)
Basis difference arising from intangible assets of acquisition		(11,371,000)	(10,951,000)
Total deferred tax liabilities		(11,973,000)	(11,610,000)
Net deferred tax liabilities		$ (10,177,000)	$ (11,105,000)